UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     April 27, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $146,986 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLANTIC COAST AIRLINES HLDG   NOTE  6.000% 2/1 048396AE5      810  3000000 PRN      SOLE                  3000000        0        0
BLOCKBUSTER INC                CL A             093679108     3091   350000 SH       SOLE                   350000        0        0
BRISTOL WEST HLDGS INC         COM              11037M105     1550   100000 SH       SOLE                   100000        0        0
COMPUGEN LTD                   ORD              M25722105      802   200000 SH       SOLE                   200000        0        0
COMPUTER ASSOC INTL INC        COM              204912109     7190   265300 SH       SOLE                   265300        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     2272   272100 SH       SOLE                   272100        0        0
ENCORE ACQUISITION CO          COM              29255W100     6195   150000 SH       SOLE                   150000        0        0
ENCORE WIRE CORP               COM              292562105     9180   900000 SH       SOLE                   900000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    16116   255000 SH       SOLE                   255000        0        0
GENITOPE CORP                  COM              37229P507     8756   700500 SH       SOLE                   700500        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     2630   100000 SH       SOLE                   100000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     5236   200000 SH       SOLE                   200000        0        0
MAIR HOLDINGS INC              COM              560635104     1681   189700 SH       SOLE                   189700        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     8731   275000 SH       SOLE                   275000        0        0
MOVIE GALLERY INC              COM              624581104    18642   650000 SH       SOLE                   650000        0        0
PALM HARBOR HOMES              COM              696639103      190    11700 SH       SOLE                    11700        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      455    16857 SH       SOLE                    16857        0        0
PARALLEL PETE CORP DEL         COM              699157103     2319   315500 SH       SOLE                   315500        0        0
PINNACLE AIRL CORP             COM              723443107    11682  1100000 SH       SOLE                  1100000        0        0
QUICKSILVER RESOURCES INC      COM              74837R104     7329   150400 SH       SOLE                   150400        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    13000  1040000 SH       SOLE                  1040000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     3212    75000 SH       SOLE                    75000        0        0
TRM CORP                       COM              872636105     5952   294500 SH       SOLE                   294500        0        0
UNITED AUTO GROUP INC          COM              909440109     6958   250000 SH       SOLE                   250000        0        0
WAL MART STORES INC            COM              931142103     3007    60000 SH       SOLE                    60000        0        0